Organization, Nature of Business, Going Concern and Management Plans (Details Textual) - USD ($)	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 06, 2015
Organization, Nature of Business, Going Concern and Management Plans [Line Items]
Common Stock Shares Offered				1,500,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Share Price				$ 0.50
Working Capital Deficit	$ 2,341,400	$ 1,957,318
Retained Earnings (Accumulated Deficit)	$ (6,001,579)	$ (5,451,931)	$ (3,107,263)
Entity Incorporation, Date of Incorporation	Jul. 02, 2013